RELATED PARTY TRANSACTIONS (Textual) (Detail) - Convertible Loan Deed [Member] $ / shares in Units, $ in Thousands	Dec. 01, 2021 USD ($) $ / shares
Debt Instrument, Convertible, Conversion Price	$ 0.35
Debt Conversion, Converted Instrument, Amount | $	$ 17,000
American Depositary Shares [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.70
Bain Capital Rise Education IV [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.35
Debt Conversion, Converted Instrument, Amount | $	$ 17,000
Bain Capital Rise Education IV [Member] | American Depositary Shares [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.70